The Company discloses its statement of income by function and thus presents below the details by nature: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs of sales
Raw materials and supplies	[1]	R$ 28,806,780	R$ 21,619,848	R$ 17,665,346
Salaries and employees benefits		4,280,574	4,181,001	3,739,649
Depreciation		2,080,306	1,873,422	1,787,506
Amortization		150,514	123,270	126,953
Other		2,859,435	2,336,228	2,171,458
Cost of sales		38,177,609	30,133,769	25,490,912
Sales expenses
Indirect and direct logistics expenses		3,171,689	2,531,506	2,133,894
Marketing		718,151	632,870	558,043
Salaries and employees benefits		1,480,314	1,528,659	1,448,756
Depreciation		345,624	217,732	196,143
Amortization		94,332	91,683	87,423
Other		721,303	670,580	566,886
Sales expenses		6,531,413	5,673,030	4,991,145
Administrative expenses
Salaries and employees benefits		395,892	402,335	367,774
Fees		68,378	67,192	50,349
Depreciation		35,193	47,682	26,064
Amortization		40,385	40,589	26,485
Other		283,112	275,060	214,417
Administrative expenses		R$ 822,960	R$ 832,858	R$ 685,089

[1]	Includes recoveries of ICMS, PIS and COFINS taxes on inputs, INSS credits and export credits in the amount of R$62,910 for the year ended December 31, 2021 (null in the previous year).